CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 51		$ 1,024
Related party receivable	25		25
Other current assets	297		1,165
Total current assets	373		2,220
Noncurrent assets
Land	399		380
Mineral properties	13,047		13,690
Equipment (net of accumulated depreciation of $132 and $6, respectively)	394		613
Other long-term assets	75		104
Total noncurrent assets	13,915		14,787
Total assets	14,288		17,007
Current Liabilities
Accounts payable and accrued liabilities	4,693		14,600
Grandhaven Option (Note 11)	4,060		4,060
Current portion of long-term debt, net	116,536		122,032
Tax gross-up	19,152		6,226
Accrued interest	10,875		7,229
Grandhaven Option (Note 11)	12,481		4,060
Total current liabilities	167,797		146,925
Noncurrent liabilities
Other noncurrent liabilities	650
Total noncurrent liabilities	650
Total liabilities	168,447		146,925
Commitments and Contingencies (Note 16)
Redeemable preferred stock: $0.001 par value; 100,000,000 shares authorized; 15,000,000 shares outstanding with a liquidation preference of $15,000,000 and nil at December 31, 2013 and March 31, 2013, respectively. (Note 9)	4,996
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock: $0.001 par value; 300,000,000 shares authorized (increased on August 27, 2012 from 100,000,000); 1,451,914 and 789,783 issued and outstanding at March 31, 2013 and 2012, respectively	4	[1]	1	[1],[2]
Additional paid-in capital	39,025	[1]	30,335	[1],[2]
Losses accumulated in the exploration stage	(198,184)	[1]	(160,254)	[1],[2]
Total shareholders' equity (deficit)	(159,155)	[1]	(129,918)	[1],[2]
Total liabilities and shareholders' equity (deficit)	$ 14,288		$ 17,007	[2]

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.